COST OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of Revenue [Abstract]
Compensation and benefits	$ 69,990	$ 94,365
Outside fees and services	66,386	146,322
Technology and telecommunications	25,273	35,912
Reimbursable expenses	6,555	16,285
Depreciation and amortization	3,162	12,310
Total	$ 171,366	$ 305,194